Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares, issued	14,505,126	12,907,898
Ordinary shares, shares outstanding	14,505,126	12,907,898